INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of income tax expense (benefit) were as follows for the years ended December 31, 2024 and December 31, 2023, respectively (in thousands):

	YEAR ENDED DECEMBER 31,
	2024	2023
Current expense:
State	$2	$3
Total current expense	$2	$3

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of income tax expense to the amount computed by applying the statutory federal income tax rate to the loss from operations is summarized for the years ended December 31, 2024 and December 31, 2023 as follows (in thousands):

	YEAR ENDED DECEMBER 31,
	2024	2023
Expected income tax expense (benefit) at federal statutory rate	$354,390	$(50,684)
State income tax expense (benefit), net of federal benefit	10,106	(3,568)
Permanent items	6,842	1,524
R&D credits	(28,602)	(2,322)
Unrecognized tax benefits (FIN 48)	(4,651)	1,054
Elimination of deferred tax assets and liabilities upon Transaction with Acquirer	195,694	—
Non-taxable gain related to Transaction with Acquirer	(410,226)	—
336(e) election	665	—
Return to provision true-ups	—	(420)
Valuation allowance	(124,216)	54,419
Income tax expense	$2	$3

Schedule of Deferred Tax Assets and Liabilities
The components of net deferred income taxes were as follows (in thousands):

	AS OF DECEMBER 31,
	2024	2023
Deferred income tax assets
Net operating loss carryforward	$4,726	$68,254
Research and development credits	—	12,648
Intangibles	56	3,289
Accruals	893	1,412
Stock compensation	809	8,581
Capitalized research and development costs	15,718	51,772
Operating lease liabilities	1,776	697
Other	5	10
Gross deferred tax assets	23,983	146,663
Less: Valuation allowance	(21,789)	(146,005)
Total deferred tax assets	2,194	658
Deferred income tax liabilities
Fixed assets	(575)	(10)
Operating lease right-of-use assets	(1,619)	(648)
Total deferred tax liabilities	(2,194)	(658)
Net deferred tax assets (liabilities)	$—	$—

Schedule of Unrecognized Tax Benefits Roll Forward
The following table summarizes the activity related to the Company’s unrecognized tax benefits (in thousands):

	AS OF DECEMBER 31,
	2024	2023
Beginning balance	$4,651	$3,597
Increases (decreases) related to current year tax positions	(4,651)	1,054
Ending balance	$—	$4,651